Common Stock	12 Months Ended
Mar. 31, 2021
Stockholders' Equity Note [Abstract]
Common Stock
9.	Common Stock
The Company authorized three classes of common stock: Class A common stock, Class B common stock and Class C common stock (collectively, the “common stock”). Each holder of shares of Class A Common Stock is entitled to one vote for each share thereof held. Each holder of shares of Class B Common Stock is entitled to ten votes for each share thereof held. Class C Common Stock is non-voting. Holders of common stock are entitled to receive any dividends if and when such dividends are declared by the Board of Directors. Common stock is subordinate to the redeemable convertible preferred stock with respect to dividend rights and rights upon certain deemed liquidation events. Common stock is not redeemable at the option of the holder or by the Company.
In the event of any sale, assignment, gift or other transfer or disposition, each share of Class B Common Stock shall automatically be converted into one share of Class A Common Stock, subject to certain specified exceptions set forth in the certificate of incorporation.

The table below shows the changes in each class of common stock shares issued and outstanding as of the dates indicated:

	Year Ended March 31,
	2021	2020	2019
Class A shares
Beginning balance	8,158,861	6,735,372	4,191,743
Shares issued from option exercise	4,740	—	—
Converted from Class B shares 1	866,827	1,423,489	2,543,629

Ending balance	9,030,428	8,158,861	6,735,372

Class B shares
Beginning balance	36,159,437	35,188,144	28,819,601
Shares issued from option exercise	9,969,102	2,394,782	8,912,172
Converted to Class A shares 1	(866,827)	(1,423,489)	(2,543,629)

Ending balance	45,261,712	36,159,437	35,188,144

1)
The conversion of Class B Common Stock to Class A Common Stock during all periods presented was due to the sale of Class B Common Stock in secondary sale transactions. In such transactions, each share of Class B Common Stock was automatically converted into one share of Class A Common Stock.

The Company has the following shares of common stock reserved for future issuance, on an as-if converted basis as of the dates indicated:

	March 31,
	2021	2020	2019
Conversion of redeemable convertible preferred stock	91,198,378	86,443,341	86,443,341
Outstanding stock options	29,375,026	29,817,566	28,067,150
Remaining shares available for future issuance under Equity Incentive Plan	1,023,408	3,954,710	8,099,908

Total shares of common stock reserved	121,596,812	120,215,617	122,610,399